Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to the consolidated statements of income
Net interest	€ 429,444	€ 301,062	€ 364,824
Interest expense	491,061	448,471	416,199
Interest income	€ 61,617	€ 147,409	€ 51,375